Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities [Abstract]
Net income	$ 42,601	$ 42,238	$ 44,193
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	224	204	325
Total adjustments	12,293	17,770	10,802
Net cash provided by operating activities	54,894	60,008	54,995
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(275,303)	(189,823)	(126,113)
Net cash used in investing activities	(157,791)	(61,267)	(34,563)
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	1,368	147	131
Dividends paid	(25,064)	(24,950)	(24,851)
Payments to acquire treasury stock	701	147	282
Proceeds from sales of treasury stock	2,447	2,670	2,850
Net cash provided by financing activities	92,015	47,967	67,972
Net (decrease) increase in cash and cash equivalents	(10,882)	46,708	88,404
Cash and cash equivalents at beginning of period	718,156	671,448	583,044
Cash and cash equivalents at end of period	707,274	718,156	671,448
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	42,601	42,238	44,193
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(19,265)	(18,606)	(20,970)
Stock based compensation expense	224	204	325
Net change in other assets and accrued expenses	(196)	(140)	388
Total adjustments	(19,237)	(18,542)	(20,257)
Net cash provided by operating activities	23,364	23,696	23,936
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	0	0	(25)
Net cash used in investing activities	0	0	(25)
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	1,368	147	131
Dividends paid	(25,055)	(24,937)	(24,839)
Payments to acquire treasury stock	(701)	(147)	(282)
Proceeds from sales of treasury stock	2,447	2,670	2,850
Net cash provided by financing activities	(21,941)	(22,267)	(22,140)
Net (decrease) increase in cash and cash equivalents	1,423	1,429	1,771
Cash and cash equivalents at beginning of period	18,463	17,034	15,263
Cash and cash equivalents at end of period	$ 19,886	$ 18,463	$ 17,034